American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Fixed Income ETF (AVIG)
November 30, 2020

Avantis Core Fixed Income ETF - Schedule of Investments
NOVEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 58.3%
Aerospace and Defense — 2.1%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	50,000	55,912
Lockheed Martin Corp., 3.55%, 1/15/26	160,000	181,873
Northrop Grumman Corp., 3.25%, 1/15/28	70,000	79,066
Precision Castparts Corp., 3.25%, 6/15/25	70,000	77,617
Textron, Inc., 4.00%, 3/15/26	50,000	55,848
Textron, Inc., 2.45%, 3/15/31	70,000	71,138
		521,454
Air Freight and Logistics — 0.6%
United Parcel Service, Inc., 3.90%, 4/1/25	130,000	146,965
Auto Components — 0.3%
BorgWarner, Inc., 2.65%, 7/1/27	80,000	85,631
Automobiles — 1.2%
American Honda Finance Corp., MTN, 1.00%, 9/10/25	100,000	101,108
American Honda Finance Corp., MTN, 2.35%, 1/8/27	80,000	85,767
Toyota Motor Credit Corp., MTN, 2.00%, 10/7/24	50,000	52,523
Toyota Motor Credit Corp., MTN, 3.375%, 4/1/30	50,000	58,366
		297,764
Banks — 5.7%
African Development Bank, 0.75%, 4/3/23	60,000	60,720
Asian Development Bank, MTN, 0.375%, 9/3/25	50,000	49,819
Asian Development Bank, MTN, 2.375%, 8/10/27	40,000	44,382
Bank of Nova Scotia (The), 0.55%, 9/15/23	50,000	50,238
Council Of Europe Development Bank, 2.50%, 2/27/24	20,000	21,418
European Investment Bank, 0.625%, 7/25/25	70,000	70,612
European Investment Bank, 4.875%, 2/15/36	20,000	29,795
Fifth Third Bancorp, 3.65%, 1/25/24	110,000	119,820
Inter-American Development Bank, 3.00%, 10/4/23	50,000	53,839
Inter-American Development Bank, 2.375%, 7/7/27	40,000	44,195
International Bank for Reconstruction & Development, 1.75%, 4/19/23	50,000	51,797
International Bank for Reconstruction & Development, 0.875%, 5/14/30	30,000	29,813
International Finance Corp., MTN, 2.875%, 7/31/23	50,000	53,483
Royal Bank of Canada, MTN, 2.80%, 4/29/22	40,000	41,449
Royal Bank of Canada, MTN, 2.25%, 11/1/24	90,000	95,641
Santander Holdings USA, Inc., 3.45%, 6/2/25	60,000	65,035
Santander Holdings USA, Inc., 4.40%, 7/13/27	60,000	68,030
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	50,000	54,759
US Bancorp, MTN, 3.95%, 11/17/25	160,000	184,473
Wells Fargo & Co., MTN, 3.55%, 9/29/25	110,000	122,902
Westpac Banking Corp., 3.30%, 2/26/24	110,000	119,489
		1,431,709
Beverages — 2.2%
Anheuser-Busch InBev Worldwide, Inc., 4.90%, 1/23/31	70,000	89,421
Coca-Cola Co. (The), 2.875%, 10/27/25	170,000	189,033
Molson Coors Beverage Co., 3.00%, 7/15/26	120,000	130,920
PepsiCo, Inc., 3.00%, 10/15/27	120,000	135,404
		544,778
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	40,000	45,528
AbbVie, Inc., 4.50%, 5/14/35	60,000	75,944
		121,472

Capital Markets — 1.8%
BlackRock, Inc., 3.25%, 4/30/29	20,000	23,221
Brookfield Finance, Inc., 3.90%, 1/25/28	110,000	126,293
Charles Schwab Corp. (The), 3.20%, 3/2/27	50,000	56,077
Lazard Group LLC, 4.375%, 3/11/29	110,000	128,036
TD Ameritrade Holding Corp., 3.30%, 4/1/27	40,000	45,051
TD Ameritrade Holding Corp., 2.75%, 10/1/29	60,000	66,116
		444,794
Chemicals — 3.6%
Air Products and Chemicals, Inc., 1.50%, 10/15/25	120,000	124,793
Dow Chemical Co. (The), 3.50%, 10/1/24	60,000	65,868
DuPont de Nemours, Inc., 2.17%, 5/1/23	120,000	122,012
Ecolab, Inc., 1.30%, 1/30/31	130,000	129,470
EI du Pont de Nemours and Co., 1.70%, 7/15/25	50,000	52,186
EI du Pont de Nemours and Co., 2.30%, 7/15/30	50,000	53,109
Linde, Inc., 3.20%, 1/30/26	80,000	89,498
Mosaic Co. (The), 5.45%, 11/15/33	100,000	123,794
Westlake Chemical Corp., 3.60%, 8/15/26	70,000	77,596
Westlake Chemical Corp., 3.375%, 6/15/30	50,000	54,771
		893,097
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	50,000	53,905
Consumer Finance — 1.5%
Capital One Financial Corp., 3.80%, 1/31/28	110,000	126,419
Discover Financial Services, 4.10%, 2/9/27	110,000	125,430
Synchrony Financial, 5.15%, 3/19/29	110,000	131,848
		383,697
Diversified Financial Services — 0.2%
Equitable Holdings, Inc., 4.35%, 4/20/28	50,000	59,155
Diversified Telecommunication Services — 0.2%
Telefonica Europe BV, 8.25%, 9/15/30	40,000	61,121
Electric Utilities — 4.1%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25(1)	20,000	22,743
Connecticut Light and Power Co. (The), 3.20%, 3/15/27	80,000	89,325
DTE Electric Co., 2.625%, 3/1/31	110,000	121,919
Duke Energy Carolinas LLC, 6.00%, 12/1/28	50,000	65,327
Exelon Generation Co. LLC, 6.25%, 10/1/39	100,000	118,531
FirstEnergy Corp., 4.25%, 3/15/23	50,000	52,790
FirstEnergy Corp., 2.25%, 9/1/30	80,000	76,457
Fortis, Inc., 3.06%, 10/4/26	60,000	65,874
IPALCO Enterprises, Inc., 4.25%, 5/1/30(1)	40,000	46,412
PacifiCorp, 2.70%, 9/15/30	90,000	99,487
PPL Electric Utilities Corp., 6.25%, 5/15/39	30,000	45,025
Public Service Electric and Gas Co., MTN, 3.00%, 5/15/27	60,000	66,784
Puget Energy, Inc., 4.10%, 6/15/30(1)	110,000	124,746
Wisconsin Power and Light Co., 3.00%, 7/1/29	40,000	45,544
		1,040,964
Electrical Equipment — 0.2%
Emerson Electric Co., 1.95%, 10/15/30	50,000	52,465
Electronic Equipment, Instruments and Components — 0.9%
Flex Ltd., 3.75%, 2/1/26	50,000	55,424
Flex Ltd., 4.875%, 5/12/30	40,000	47,633
Jabil, Inc., 3.00%, 1/15/31	50,000	52,357
Keysight Technologies, Inc., 4.60%, 4/6/27	50,000	59,613

		215,027
Energy Equipment and Services — 0.4%
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.34%, 12/15/27	50,000	55,120
Schlumberger Investment SA, 2.65%, 6/26/30	50,000	52,604
		107,724
Entertainment — 0.6%
Walt Disney Co. (The), 2.00%, 9/1/29	70,000	72,625
Walt Disney Co. (The), 6.15%, 2/15/41	50,000	76,194
		148,819

Equity Real Estate Investment Trusts (REITs) — 4.6%
American Campus Communities Operating Partnership LP, 3.875%, 1/30/31	110,000	122,425
American Tower Corp., 3.60%, 1/15/28	110,000	125,215
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	40,000	44,394
AvalonBay Communities, Inc., MTN, 2.30%, 3/1/30	80,000	84,592
Boston Properties LP, 3.40%, 6/21/29	110,000	121,163
Digital Realty Trust LP, 3.70%, 8/15/27	110,000	126,415
Highwoods Realty LP, 2.60%, 2/1/31	60,000	60,548
Kilroy Realty LP, 2.50%, 11/15/32	130,000	130,197
Realty Income Corp., 3.65%, 1/15/28	60,000	68,033
Simon Property Group LP, 3.50%, 9/1/25	50,000	55,115
Simon Property Group LP, 6.75%, 2/1/40	50,000	72,200
Ventas Realty LP, 4.75%, 11/15/30	110,000	133,466
		1,143,763
Food and Staples Retailing — 1.1%
Sysco Corp., 6.60%, 4/1/40	90,000	133,145
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	20,000	22,186
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	50,000	54,221
Walmart, Inc., 3.40%, 6/26/23	30,000	32,283
Walmart, Inc., 5.25%, 9/1/35	30,000	43,998
		285,833
Food Products — 1.0%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	110,000	127,864
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	120,000	131,799
		259,663
Gas Utilities — 0.4%
Atmos Energy Corp., 1.50%, 1/15/31	50,000	50,322
Southern California Gas Co., 2.55%, 2/1/30	50,000	54,020
		104,342
Health Care Equipment and Supplies — 0.9%
Abbott Laboratories, 3.40%, 11/30/23	80,000	86,862
Abbott Laboratories, 1.40%, 6/30/30	50,000	50,953
Zimmer Biomet Holdings, Inc., 3.55%, 3/20/30	70,000	79,526
		217,341
Health Care Providers and Services — 2.4%
Cardinal Health, Inc., 2.62%, 6/15/22	60,000	61,828
Cigna Corp., 3.05%, 10/15/27	110,000	122,505
HCA, Inc., 4.125%, 6/15/29	110,000	127,177
Humana, Inc., 3.95%, 3/15/27	110,000	126,658
McKesson Corp., 4.75%, 5/30/29	60,000	73,999
UnitedHealth Group, Inc., 3.45%, 1/15/27	40,000	45,850
UnitedHealth Group, Inc., 4.625%, 7/15/35	40,000	54,319
		612,336
Industrial Conglomerates — 1.2%
3M Co., MTN, 5.70%, 3/15/37	30,000	43,782

Eaton Corp., 3.10%, 9/15/27	60,000	67,087
Honeywell International, Inc., 5.70%, 3/15/36	40,000	56,844
Roper Technologies, Inc., 1.40%, 9/15/27	120,000	121,591
		289,304
Insurance — 2.3%
Aflac, Inc., 3.60%, 4/1/30	70,000	82,529
Chubb INA Holdings, Inc., 1.375%, 9/15/30	60,000	59,623
Fidelity National Financial, Inc., 2.45%, 3/15/31	130,000	131,579
MetLife, Inc., 3.60%, 11/13/25	160,000	181,568
Reinsurance Group of America, Inc., 3.90%, 5/15/29	110,000	126,161
		581,460
Interactive Media and Services — 0.3%
Alphabet, Inc., 0.80%, 8/15/27	80,000	79,699
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	50,000	60,479
IT Services — 0.6%
Visa, Inc., 3.15%, 12/14/25	40,000	44,673
Visa, Inc., 2.75%, 9/15/27	40,000	44,620
Visa, Inc., 1.10%, 2/15/31	50,000	49,089
		138,382
Life Sciences Tools and Services — 0.5%
Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	110,000	121,209
Machinery — 0.6%
Caterpillar Financial Services Corp., MTN, 3.65%, 12/7/23	40,000	43,927
Caterpillar Financial Services Corp., MTN, 3.30%, 6/9/24	60,000	65,770
Caterpillar Financial Services Corp., MTN, 1.10%, 9/14/27	50,000	50,498
		160,195
Media — 0.8%
Comcast Corp., 4.25%, 10/15/30	100,000	123,500
ViacomCBS, Inc., 4.95%, 1/15/31	70,000	86,978
		210,478
Metals and Mining — 0.7%
Kinross Gold Corp., 4.50%, 7/15/27	70,000	80,687
Steel Dynamics, Inc., 3.25%, 1/15/31	90,000	100,270
		180,957
Multiline Retail — 0.6%
Dollar Tree, Inc., 4.20%, 5/15/28	50,000	59,336
Target Corp., 2.65%, 9/15/30	70,000	78,323
		137,659
Oil, Gas and Consumable Fuels — 4.3%
BP Capital Markets plc, 3.81%, 2/10/24	30,000	32,943
Burlington Resources LLC, 7.40%, 12/1/31	30,000	44,849
Chevron Corp., 2.41%, 3/3/22	20,000	20,477
Chevron Corp., 2.90%, 3/3/24	30,000	32,217
Chevron Corp., 1.55%, 5/11/25	70,000	72,817
Enbridge, Inc., 3.125%, 11/15/29	70,000	76,118
Enterprise Products Operating LLC, 3.70%, 2/15/26	30,000	33,847
Equinor ASA, 3.70%, 3/1/24	20,000	22,008
Exxon Mobil Corp., 2.44%, 8/16/29	90,000	96,709
Exxon Mobil Corp., 2.61%, 10/15/30	60,000	65,585
Marathon Petroleum Corp., 4.70%, 5/1/25	40,000	45,483
Phillips 66, 3.90%, 3/15/28	40,000	45,580
Pioneer Natural Resources Co., 1.90%, 8/15/30	50,000	49,248
Shell International Finance BV, 3.25%, 5/11/25	30,000	33,246

Shell International Finance BV, 2.50%, 9/12/26	110,000	120,313
Shell International Finance BV, 4.125%, 5/11/35	20,000	24,934
Total Capital International SA, 2.43%, 1/10/25	110,000	117,211
TransCanada PipeLines Ltd., 4.25%, 5/15/28	40,000	46,960
Valero Energy Corp., 6.625%, 6/15/37	50,000	65,563
Williams Cos., Inc. (The), 4.00%, 9/15/25	30,000	33,624
		1,079,732
Pharmaceuticals — 3.0%
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	60,000	95,374
Johnson & Johnson, 0.55%, 9/1/25	40,000	40,107
Johnson & Johnson, 2.90%, 1/15/28	90,000	101,408
Merck & Co., Inc., 0.75%, 2/24/26	70,000	70,044
Mylan, Inc., 4.55%, 4/15/28	60,000	71,187
Novartis Capital Corp., 3.10%, 5/17/27	110,000	123,685
Novartis Capital Corp., 2.20%, 8/14/30	60,000	64,892
Royalty Pharma plc, 2.20%, 9/2/30(1)	120,000	121,569
Sanofi, 3.375%, 6/19/23	50,000	53,805
		742,071
Semiconductors and Semiconductor Equipment — 1.7%
Broadcom, Inc., 4.11%, 9/15/28	110,000	126,135
Intel Corp., 4.00%, 12/15/32	40,000	50,144
NXP BV / NXP Funding LLC, 5.55%, 12/1/28(1)	40,000	50,334
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.15%, 5/1/27(1)	70,000	76,467
QUALCOMM, Inc., 3.25%, 5/20/27	110,000	124,809
		427,889
Software — 2.1%
Adobe, Inc., 2.30%, 2/1/30	58,000	63,071
Microsoft Corp., 2.875%, 2/6/24	50,000	53,688
Microsoft Corp., 3.125%, 11/3/25	80,000	89,448
Microsoft Corp., 3.30%, 2/6/27	40,000	45,690
Oracle Corp., 2.40%, 9/15/23	20,000	21,060
Oracle Corp., 3.25%, 11/15/27	110,000	124,746
VMware, Inc., 4.70%, 5/15/30	100,000	122,118
		519,821
Specialty Retail — 1.0%
AutoNation, Inc., 4.75%, 6/1/30	40,000	48,161
Home Depot, Inc. (The), 2.80%, 9/14/27	110,000	122,560
Home Depot, Inc. (The), 5.95%, 4/1/41	20,000	31,202
TJX Cos., Inc. (The), 3.875%, 4/15/30	50,000	59,953
		261,876
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 3.25%, 2/23/26	40,000	44,860
Apple, Inc., 3.20%, 5/11/27	20,000	22,702
Apple, Inc., 2.20%, 9/11/29	30,000	32,319
Apple, Inc., 1.25%, 8/20/30	70,000	70,161
Apple, Inc., 4.50%, 2/23/36	20,000	27,192
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	30,000	38,471
HP, Inc., 3.40%, 6/17/30	70,000	76,947
		312,652
Wireless Telecommunication Services — 0.5%
T-Mobile USA, Inc., 3.75%, 4/15/27(1)	110,000	124,641
TOTAL CORPORATE BONDS (Cost $14,545,027)		14,662,323
U.S. TREASURY SECURITIES — 29.6%
U.S. Treasury Bonds, 1.125%, 8/15/40	255,000	244,441

U.S. Treasury Bonds, 4.75%, 2/15/41	153,000	247,639
U.S. Treasury Bonds, 2.875%, 8/15/45	388,000	499,762
U.S. Treasury Bonds, 3.00%, 11/15/45	188,000	247,631
U.S. Treasury Bonds, 2.50%, 2/15/46	206,000	249,276
U.S. Treasury Notes, 2.00%, 10/31/21	1,045,000	1,063,058
U.S. Treasury Notes, 1.375%, 10/15/22	485,000	496,168
U.S. Treasury Notes, 2.875%, 9/30/23	791,000	851,252
U.S. Treasury Notes, 2.75%, 8/31/25	926,000	1,030,790
U.S. Treasury Notes, 0.50%, 8/31/27	814,000	809,072
U.S. Treasury Notes, 0.375%, 9/30/27	1,265,000	1,245,827
U.S. Treasury Notes, 0.625%, 8/15/30	446,000	437,080
TOTAL U.S. TREASURY SECURITIES (Cost $7,458,583)		7,421,996
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.6%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.6%
FNMA, 3.00%, TBA	250,000	261,187
FNMA, 3.50%, TBA	275,000	290,114
FNMA, 2.50%, 2/5/24	30,000	32,148
FNMA, 0.50%, 6/17/25	50,000	50,186
FNMA, 7.25%, 5/15/30	20,000	31,176
FNMA, 5.625%, 7/15/37	20,000	32,050
GNMA, 2.50%, TBA	250,000	262,814
GNMA, 2.50%, TBA	175,000	183,594
GNMA, 3.00%, TBA	125,000	130,525
GNMA, 3.00%, TBA	175,000	182,673
UMBS, 1.50%, TBA	475,000	486,439
UMBS, 1.50%, TBA	325,000	332,649
UMBS, 1.50%, TBA	150,000	153,817
UMBS, 2.00%, TBA	500,000	519,990
UMBS, 2.00%, TBA	250,000	259,702
UMBS, 2.00%, TBA	250,000	260,259
UMBS, 2.00%, TBA	400,000	414,791
UMBS, 2.00%, TBA	200,000	207,783
UMBS, 2.50%, TBA	350,000	366,073
UMBS, 2.50%, TBA	300,000	313,155
UMBS, 2.50%, TBA	150,000	157,179
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $4,915,539)		4,928,304
U.S. GOVERNMENT AGENCY SECURITIES — 0.6%
FHLMC, 0.375%, 9/23/25	30,000	29,866
Tennessee Valley Authority, 7.125%, 5/1/30	20,000	30,572
Tennessee Valley Authority, 5.88%, 4/1/36	20,000	30,763
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	67,602
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $159,667)		158,803
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.2%
Canada — 0.2%
Export Development Canada, 2.625%, 2/21/24 (Cost $53,704)	50,000	53,675
TEMPORARY CASH INVESTMENTS — 9.9%
Mitsubishi UFJ Trust & Banking Corp., 0.14%, 12/16/20(1)(2)	625,000	624,972
U.S. Treasury Bills, 0.09%, 12/8/20(2)(3)	625,000	624,995
U.S. Treasury Bills, 0.09%, 12/15/20(2)	625,000	624,990
U.S. Treasury Bills, 0.10%, 1/21/21(2)	610,000	609,944

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,484,844)	2,484,901
TOTAL INVESTMENT SECURITIES — 118.2% (Cost $29,617,364)	29,710,002
OTHER ASSETS AND LIABILITIES(4) — (18.2)%	(4,575,016)
TOTAL NET ASSETS — 100.0%	$25,134,986

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 35	Sell	1.00%	12/20/25	$500,000	$11,483	$1,878	$13,361

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
MTN	-	Medium Term Note
TBA	-	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	-	Uniform Mortgage-Backed Securities

(1)Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,191,884, which represented 4.7% of total net assets.
(2)The rate indicated is the yield to maturity at purchase.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments and/or swap agreements. At the period end, the aggregate value of securities pledged was $15,000.
(4)Amount relates primarily to receivable for investments sold and payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S.Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities and other financial instruments were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.